Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Parent Company Only Condensed Financial Information
22.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Condensed financial information of LINKBANCORP, Inc. follows:
Balance Sheets

	December 31,
	2021	2020
(In thousands)
ASSETS
Noninterest-bearing cash equivalents	$276	$12
Securities available for sale, at fair value	517	516
Investment in subsidiaries	129,181	50,169
Other Assets	365	5

TOTAL ASSETS	$130,339	$50,702

LIABILITIES AND SHAREHOLDERS’ EQUITY
Subordinated debt	$20,696	$—
Other liabilities	20	28
Shareholders’ equity	109,623	50,674

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$130,339	$50,702

Condensed Statements of Operations and Comprehensive Income

	Years Ended December 31,
	2021	2020
(in thousands)
Income:
Interest income	$18	$15
Dividend income from subsidiaries	724	1,433
Expenses:
Interest expense	249	—
Other noninterest expenses	794	261

	Years Ended December 31,
	2021	2020
(in thousands)
Income before income tax	(301)	1,186
Income tax benefit	(199)	—

	(102)	1,186
Equity in undistributed subsidiary income	391	3,007

Net income	$289	$4,193

Comprehensive (Loss) Income	$(1,125)	$6,401

Condensed Statements of Cash Flows

	Years Ended December 31,
	2021	2020
(in thousands)
OPERATING ACTIVITIES
Net income	$289	$4,193
Adjustments:
Undistributed earnings of subsidiaries	(391)	(3,007)
Other, net	(72)	6

Net cash (used in) provided by operating activities	(174)	1,192
INVESTING ACTIVITIES
Net cash acquired through merger and acquisition	3,080	—
Investments in subsidiaries	(1,300)	—

Net cash from investing activities	1,780	—
FINANCING ACTIVITIES
Issuance of shares from exercise of stock options	120	—
Dividends paid	(1,462)	(1,433)

Net cash used in financing activities	(1,342)	(1,433)

Increase (decrease) in cash and cash equivalents	264	(241)
Cash and cash equivalents at the beginning of the period	12	253

Cash and cash equivalents at the end of the period	$276	$12